Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases

We lease three retail branches and a parcel of land for a retail branch location. These leases generally have remaining terms of 6 years or less except the land lease, which has a remaining lease term of eighty-six years. Some of the leases may include options to renew the leases. The exercise of lease renewal is at our sole discretion.

When we adopted the Accounting Standards Update (ASU) 2016-02, we recognized operating right-of-use assets and lease liabilities each for $2.8 million. At adoption of ASU 2016-02, we elected the practical expedients package, which allows us to not reassess the lease classification for any existing leases. All our leases existed before the adoption of the new lease standard were measured under operating leases according to the applicable GAAP standard then. As the result, we have recorded all our lease as operating leases.

Our right-of-use assets and lease liabilities for operating leases are included in other assets and other liabilities on our consolidated balance sheets. We use interest rate implicit in the lease or incremental borrowing rate in determining the present value of lease payments. At December 31, 2019, we had future minimum lease payments of $27.6 million and imputed interest $25.1 million and lease liability $2.5 million. The weighted average remaining lease term was 50.99 year and weighted average discount rate was 7.28% at December 31, 2019, respectively. We also sublease some space of the one of our leased facilities to a company. Our operating lease expense is included in occupancy expenses within non-interest expense in our consolidated statements of income. Total operating lease expense consists of operating lease cost, which is recognized on a straight-line basis over the lease term, and variable lease cost, which is recognized based on actual amounts incurred.

The following table presents information about our operating leases at the year ended December 31, 2019.

Dollars in thousands	2019
Lease right of use assets (ROU)	$2,544
Lease liabilities	$2,544

The following table presents future undiscounted cash flows on our operating leases:

Years Ending December 31,	(Dollars in thousands)
2020	$309
2021	319
2022	290
2023	250
2024	252
Thereafter	26,211
Total undiscounted lease payments	$27,631